(ICON)

Prudential
20/20 Focus
Fund


ANNUAL
REPORT
Jan. 31, 1999

(LOGO)

Prudential 20/20 Focus Fund

Performance At A Glance.
The Prudential 20/20 Focus Fund opened in July 1998, just before the stock market dropped sharply. The decline bottomed in October and then the S&P 500 Index rose swiftly. However, the gains were concentrated in large-capitalization growth stocks; value stocks trailed by a large margin. The very strong performance of our growth stocks and our technology holdings -- both growth and value stocks -- powered our Fund ahead of the Lipper Capital
Appreciation
Fund Average.

Cumulative Total Returns1                         As of
1/31/99
                                  Since
Since
                                Inception2
Inception2
                           (Without Sales Charge)   (With
Sales Charge)
Class A                           15.19%
9.43%
Class B                           14.61
9.61
Class C                           14.61
12.47
Class Z                           15.32
15.32
Lipper Capital
Appreciation Fund Avg.3           10.55
N/A

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
Since the Fund has been in existence less than one year, no average annual total returns are presented. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and
1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for
18 months. Class C shares bought before November 2, 1998 have a
1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, C, and Z, 7/1/98.

3 The Lipper Since Inception returns are for all funds in each share class in the Capital Appreciation Fund category.

How Investments Compared.
    (As of 1/31/99)
         (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks
to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk.
The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value;
they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

(PICTURE)              (PICTURE)
Tom Jackson            Sig Segalas


Portfolio
Managers' Report
The Prudential 20/20 Focus Fund's two investment managers each invest in up to 20 stocks, selected for their superior potential for long-term capital growth. Tom Jackson looks for bargains. He uses a strict value investment style to buy stocks whose prices he believes are too low given their underlying earnings, assets, cash flow, dividends or book value. Spiros "Sig" Segalas uses a growth investment style, concentrating on stocks of established companies that he believes will have superior absolute and relative earnings growth. There can be no assurance that the Fund's investment objective will be achieved.

   Portfolio Composition.
Expressed as a percentage of
 net assets as of 1/31/99.
       (PIE CHART)

Strategy Session.
We balance our value and growth selections in concentrated portfolios holding the best of each of our ideas. Growth managers look among the most rapidly growing companies for those with the best long-term prospects and reasonable stock prices, while value managers look among neglected and inexpensive companies for those with the best earnings growth prospects or asset values for the dollar.
Historically, returns of the two styles complement each other.

Sig Segalas: We think drug stocks have already realized much of their potential price appreciation for a while, so we reduced our holdings to reinvest the proceeds in technology stocks with more immediate promise, in our view. We increased our holdings in companies we liked, such as MCI WorldCom, and added others, such as Autodesk. MCI WorldCom is now our largest commitment because it is the world leader in data and Internet access and is a major player in Internet infrastructure. We also like broadcasting stocks with aggressive managements that are likely to benefit from the changing environment, including Clear Channel Communications,
CBS, and Univision Communications.

Tom Jackson: Although this is a poor time for value returns, it is a good time for value investing. Almost all stocks look expensive when compared to historical price/earnings averages, but value stocks are deep bargains when compared with today's average share. On the one hand, we own many companies whose earnings historically have had above-average growth, but whose recent earnings disappointments -- which we think are short term -- have driven down their share prices.
These include high-quality companies such as Harris Corp.
and Compaq
Computer. On the other hand, we own companies whose recent profitability has been a concern of investors because of slowing worldwide economic growth, such as the auto parts company LucasVarity and retailers such as Tandy. We expect their earnings to accelerate when the global economy begins to strengthen.

Divergence.
We created the 20/20 Focus Fund because growth and value investing styles historically have performed well at different times. We hoped that the portfolio would have more consistent returns, as it was likely that one style would be strong when the other was weak.
Nonetheless, we were surprised by how much styles differed in this unusual market. In the short period since the inception of our Fund, the S&P 500/Barra Growth Index has outperformed the
Value Index by almost 19 percentage points. It was a very one-sided investment environment.

What Went Well.
Our technology stocks made particularly strong contributions to our return since inception. The technology sector had a very steep rise from its bottom early in October through the end of January. Oracle,
Cisco Systems, Texas Instruments, and Tellabs -- among our growth stocks -- rode the wave, as did the value stocks Compaq Computer and AMP.

Telecommunications and media companies also were strong contributors to our return. MCI WorldCom, our single largest holding, had excellent performance, while Clear Channel Communications, CBS, and Univision Communications also did well.

And Not So Well.
Our shares in Ciena -- which makes devices that increase the carrying capacity of fiber optic networks -- dropped sharply when a planned merger with Tellabs fell through. Third-quarter revenues were below estimates and AT&T canceled its test of Ciena equipment. Our estimates of Ciena's growth changed dramatically and we sold our investment.

Some of our health care companies disappointed -- both hospital management firms, such as Columbia/HCA Healthcare, and drug companies, such as American Home Products. We think the issues are temporary for both. Most investors have been undervaluing the growth prospects of hospital management firms; we purchased them very inexpensively and are waiting for a more general appreciation of their potential. The prices of drug companies, on the other hand, have risen so high recently that we think they will rest for a while. Since technology stocks have more room to rise in the near future, we sold most of our drug company stocks to reinvest in technology.

Looking Ahead.
The performance divergence between growth and value stocks over the past year has sharpened the differences in value. Some market leaders are selling at multiples of their yearly earnings that are about as high as it makes sense to pay. Where we think a growth stock or sector has run ahead of its earnings potential, we have cut back in search of better opportunities. Our value stocks were purchased at exceptionally low prices compared to the market averages, so we believe they have considerable room for upward movement. Whether the superiority of growth investing continues or market favor swings to value, we own stocks that we believe are well positioned for superior long-term performance.

Five Largest Holdings in the...

 ...Value Portfolio

2.9%   Tandy Corp.
       Retail
2.8%   LucasVarity
       Automobiles & Trucks
2.6%   Morgan Stanley Dean
       Witter & Co.
       Banks & Financial Services
2.6%   Compaq Computer
       Computer Hardware
2.4%   Wellpoint Health Networks, Inc.
       Health Care

 ...Growth Portfolio

5.7%   MCI WorldCom, Inc.
       Telecommunications
5.0%   Oracle Systems Corp.
       Computer Services
5.0%   MBNA Corp.
       Banking
4.6%   Cisco Systems, Inc.
       Networking
4.5%   Texas Instruments, Inc.
       Electronic Components

Expressed as a percentage of net assets as of 1/31/99.

Two Portfolio Managers, One Goal: Performance.

Tom Jackson and Sig Segalas discuss investment philosophy.

Q. Three sectors accounted for more than 70% of our assets on
January 31. Why is this?

Sig Segalas: The 20/20 Focus Fund is meant to be a concentrated portfolio. Tom and I each pick our best stocks with less concern about diversification than we normally might have. Because I am limited to only 20 stocks, I have to make sure each has the strongest chance of a significantly superior performance within the next year. I can't wait for some stocks to mature while others support the portfolio -- the portfolio isn't large enough.
Each has to be performing now. This is by design an aggressive portfolio. Concentration necessarily increases the possibility that returns will fluctuate. If Tom and I are right (in our own ways), returns may be higher than a market average, but they may be lower if one or both of us are significantly wrong.

Tom Jackson: A second consideration is that there may be more diversity than appears in our sector chart, particularly since we are two very different portfolio managers. We have different preferences within a sector. Each sector contains several industries, so there may be more diversification in the Fund than is apparent. For example, technology includes computer companies, communications equipment manufacturers, and electronics companies. Consumer growth stocks include hospital management, drug companies, and HMOs. A third consideration is that even within an industry, Sig and I will normally select companies with very different strategies and prospects. I bought Morgan
Stanley Dean Witter, which focuses on investment banking, while
Sig bought MBNA, which is a major credit card company. But they are both classified as financial services companies.

Sig Segalas: It is a different kind of diversification -- diversification by style. Since value and growth styles typically differ in strength of performance, style diversification may be even more effective in smoothing our return than owning many sectors. Although the Fund will be classified as balanced between styles, the stocks themselves tend to be either deep value or strong growth selections. We combine a very strict value discipline with a very strict growth discipline. Strongly disciplined portfolio managers tend to do well in the long term.
We know what we are looking for.

Tom Jackson: The strategy of the Fund is to reduce the risk of concentration by tying together the performance of two managers with styles that are very, very different. We look at completely different stocks, although the ways in which they differ don't show up in the sector classifications. The stocks Sig looks at are much too expensive for me to even give them passing consideration, while I buy companies that are cheap precisely because investors can't see rapid near-term growth for them. Sig wouldn't look at them. The 20/20 Focus Fund benefits because we are looking in different places, each of us very carefully, for outstanding investment buys.

Prudential
   20
     20
      Focus Fund

A Message to Our Shareholders                        March
26, 1999

(PHOTO)

Dear Shareholder,

When I think about how Prudential's clients can benefit from their investments, one of my recent concerns is how misleading today's equity markets have become. Major index advances continue to be driven by the stocks of a handful of very large companies. These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value continues to grow between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, history shows that markets generally bring prices in line with earnings performance sooner or later.

Diversification Is Critical.
Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings when necessary to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of January 31, 1999                          PRUDENTIAL
20/20 FOCUS FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
    --------------------------------------------------------
---
LONG-TERM INVESTMENTS--96.1%
COMMON STOCKS--96.1%
    --------------------------------------------------------
---
Automobiles & Trucks--2.8%
4,139,023   LucasVarity PLC                        $
19,753,617
------------------------------------------------------------
Banks & Financial Services--13.7%
  366,300   Chase Manhattan Corp.
28,182,206
1,260,300   MBNA Corp.
35,209,631
  142,000   Morgan (J.P.) & Co., Inc.
14,981,000
  211,000   Morgan Stanley Dean Witter & Co.
18,317,438
                                                   ---------
---

96,690,275
------------------------------------------------------------
Chemicals--2.0%
  357,300   Eastman Chemical Co.
14,515,312
------------------------------------------------------------
Computer Hardware--2.6%
  381,600   Compaq Computer Corp.
18,173,700
------------------------------------------------------------
Computer Services--15.4%
  471,900   3Com Corp.(a)
22,179,300
  426,300   Autodesk, Inc.
18,837,131
  293,650   Cisco Systems, Inc.(a)
32,760,328
  639,800   Oracle Systems Corp.(a)
35,428,925
                                                   ---------
---

109,205,684
------------------------------------------------------------
Diversfied Consumer Products--4.0%
  155,000   Loews Corp.
13,049,062
  329,000   Philip Morris Companies, Inc.
15,463,000
                                                   ---------
---

28,512,062
------------------------------------------------------------
Electronic Components--4.5%
  322,200   Texas Instruments, Inc.
31,857,525
Entertainment--0.2%
  218,000   Park Place Entertainment Corp.         $
1,485,125
------------------------------------------------------------
Forest Products--4.4%
  533,700   Mead Corp.
15,277,162
  274,000   Temple-Inland, Inc.
15,635,125
                                                   ---------
---

30,912,287
------------------------------------------------------------
Healthcare--6.7%
  856,600   Columbia/HCA Healthcare Corp.
15,525,875
  733,700   Tenet Healthcare Corp.(a)
15,224,275
  228,000   Wellpoint Health Networks Inc.
17,057,250
                                                   ---------
---

47,807,400
------------------------------------------------------------
Hotels--0.9%
  425,000   Hilton Hotels Corp.
6,135,938
------------------------------------------------------------
Insurance--1.9%
  348,900   SAFECO Corp.
13,563,488
------------------------------------------------------------
Media--7.5%
  762,200   CBS Corp.
25,914,800
  440,200   Clear Channel Communications,
              Inc.(a)
27,237,375
                                                   ---------
---

53,152,175
------------------------------------------------------------
Office Equipment & Supplies--2.2%
  411,000   Harris Corp.
15,412,500

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of January 31, 1999                             PRUDENTIAL
20/20 FOCUS FUND
------------------------------------------------------------


Shares       Description                     Value (Note 1)
     -------------------------------------------------------
-----
Oil & Gas--1.4%
  177,000   Atlantic Richfield Co.                 $
10,155,375
------------------------------------------------------------
Oil Services--1.8%
  229,000   Societe Nationale Elf Aquitaine S.A.
              (ADR) (France)
12,509,125
------------------------------------------------------------
Pharmaceuticals--3.9%
  503,400   Schering Plough Corp.
27,435,300
------------------------------------------------------------
Precious Metals--1.3%
  965,000   Freeport-McMoRan Copper & Gold Inc.
9,227,813
------------------------------------------------------------
Restaurants--3.5%
  318,800   McDonald's Corp.
25,125,425
------------------------------------------------------------
Retail--5.1%
  619,100   Dillards Department Stores, Inc.
15,361,419
  377,600   Tandy Corp.
20,390,400
                                                   ---------
---

35,751,819
------------------------------------------------------------
Telecommunications--10.3%
  173,900   Ascend Communications, Inc.(a)
15,183,644
  507,300   MCI WorldCom, Inc.(a)
40,457,175
  381,500   Univision Communications Inc.(a)
17,119,812
                                                   ---------
---

72,760,631
                                                   ---------
---
            Total long-term investments
              (cost $584,630,143)
680,142,576
                                                   ---------
---
Principal
Amount
(000)        Description                     Value (Note 1)
     -------------------------------------------------------
----
SHORT-TERM INVESTMENTS--6.4%
------------------------------------------------------------
Commercial Paper--1.6%
$  10,976   Chevron USA Inc.
              4.75%, 2/1/99
              (cost $10,976,000)                   $
10,976,000
------------------------------------------------------------
Repurchase Agreement--4.8%
   33,909   Joint Repurchase Agreement Account,
              4.72%, 2/1/99
              (cost $33,909,000; (Note 5))
33,909,000
                                                   ---------
---
            Total short-term investments
              (cost $44,885,000)
44,885,000
                                                   ---------
---
------------------------------------------------------------
Total Investments--102.5%
            (cost $629,515,143; Note 4)
725,027,576
            Liabilities in excess of other
              assets--(2.5%)
(17,470,346)
                                                   ---------
---
            Net Assets--100%
$707,557,230
                                                   ---------
---
                                                   ---------
---

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
PRUDENTIAL 20/20 FOCUS FUND
------------------------------------------------------------
--------------------

Assets
January 31, 1999
Investments, at value (cost
$629,515,143)...............................................
 ..................       $  725,027,576
Cash........................................................
 ..............................................
15,830
Receivable for Fund shares
sold........................................................
 ...................            5,021,952
Dividends and interest
receivable..................................................
 .......................              251,725
Deferred offering
cost........................................................
 ............................               29,671

----------------
   Total
assets......................................................
 .....................................          730,346,754

----------------
Liabilities
Payable for investments
purchased...................................................
 ......................           18,717,951
Payable for Fund shares
purchased...................................................
 ......................            2,941,319
Distribution fee
payable.....................................................
 .............................              455,574
Management fee
payable.....................................................
 ...............................              427,707
Accrued
expenses....................................................
 ......................................              246,973

----------------
   Total
liabilities.................................................
 .....................................           22,789,524

----------------
Net
Assets......................................................
 ..........................................       $
707,557,230

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........       $       61,711
   Paid-in capital in excess of
par.........................................................
 ..............          617,633,051

----------------

617,694,762
   Accumulated net realized loss on
investments.................................................
 ..........           (5,649,965)
   Net unrealized appreciation on
investments.................................................
 ............           95,512,433

----------------
Net assets, January 31,
1999........................................................
 ......................       $  707,557,230

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($159,777,666 / 13,902,111 shares of beneficial
interest issued and outstanding)....................
$11.49
   Maximum sales charge (5% of offering
price)......................................................
 ......                  .60

----------------
   Maximum offering price to
public......................................................
 .................               $12.09

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($443,797,705 / 38,738,020 shares of beneficial
interest issued and outstanding)....................
$11.46

----------------

----------------
Class C:
   Net asset value and redemption price per share
      ($81,100,255 / 7,079,145 shares of beneficial interest
issued and outstanding)......................
$11.46
   Sales charge (1% of offering
price)......................................................
 ..............                  .11

----------------
   Offering price to
public......................................................
 .........................               $11.57

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($22,881,604 / 1,992,166 shares of beneficial interest
issued and outstanding)......................
$11.49

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL 20/20 FOCUS FUND
Statement of Operations
------------------------------------------------------------

                                                July 1,
1998(a)
                                                    Through
Net Investment Income                          January 31,
1999
Income
   Dividends (net of foreign withholding
      taxes of $41,316).....................     $
3,259,050
   Interest.................................
1,377,735
                                               -------------
----
      Total income..........................
4,636,785
                                               -------------
----
Expenses
   Management fee...........................
2,388,789
   Distribution fee--Class A................
192,505
   Distribution fee--Class B................
1,959,165
   Distribution fee--Class C................
380,207
   Transfer agent's fees and expenses.......
395,000
   Registration fees........................
303,000
   Organizational expense...................
96,000
   Custodian's fees and expenses............
85,000
   Reports to shareholders..................
50,000
   Amortization of prepaid offering cost....
39,000
   Audit fees and expenses..................
27,000
   Legal fees and expenses..................
25,000
   Trustees' fees and expenses..............
10,000
   Miscellaneous............................
2,133
                                               -------------
----
      Total expenses........................
5,952,799
                                               -------------
----
Net investment loss.........................
(1,316,014)
                                               -------------
----
Realized and Unrealized Gain/Loss
on Investments and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions..................
(5,649,965)
   Foreign currency transactions............
101,689
                                               -------------
----

(5,548,276)
Net change in unrealized appreciation on
   investments..............................
95,512,433
                                               -------------
----
Net gain on investments.....................
89,964,157
                                               -------------
----
Net Increase in Net Assets
Resulting from Operations...................     $
88,648,143
                                               -------------
----
                                               -------------
----

---------------
(a) Commencement of investment operations.


PRUDENTIAL 20/20 FOCUS FUND
Statement of Changes in Net Assets
------------------------------------------------------------

                                                 July 1,
1998(a)
Increase in                                          Through
Net Assets                                      January 31,
1999
Operations
   Net investment loss........................    $
(1,316,014)
   Net realized loss on investments and
      foreign currency transactions...........
(5,548,276)
   Net change in unrealized appreciation on
      investments.............................
95,512,433
                                                ------------
-----
   Net increase in net assets resulting from
      operations..............................
88,648,143
                                                ------------
-----
Dividends and distributions (Note 1)
   Tax return of capital distribution
      Class A.................................
(349,450)
      Class B.................................
(35,325)
      Class C.................................
(6,617)
      Class Z.................................
(44,675)
                                                ------------
-----

(436,067)
                                                ------------
-----
Fund share transactions (net of share
   conversions) (Note 6)
   Proceeds from shares sold..................
689,777,037
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions...........................
422,572
   Cost of shares reacquired..................
(70,954,455)
                                                ------------
-----
   Net increase in net assets from Fund share
      transactions............................
619,245,154
                                                ------------
-----
Total increase................................
707,457,230
Net Assets
Beginning of period...........................
100,000
                                                ------------
-----
End of period.................................    $
707,557,230
                                                ------------
-----
                                                ------------
-----
---------------
(a) Commencement of investment operations.

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Notes to Financial Statements
PRUDENTIAL 20/20 FOCUS FUND
------------------------------------------------------------
--------------------
Prudential 20/20 Focus Fund (the 'Fund') is registered under the Investment
Company Act of 1940 as a non-diversified, open-end
management investment
company. The investment objective of the Fund is long-term
growth of capital.
The Fund invests primarily in up to 40 equity securities of
U.S. companies that
are selected by the Fund's two investment advisers (up to 20 by each) as having
strong capital appreciation potential. The Fund issued 2,500 shares each of
Class A, Class B, Class C and Class Z shares of beneficial
interest for $100,000
on April 14, 1998 to Prudential Investments Fund Management
LLC ('PIFM').
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Investments, including options, traded on a national securities or commodities exchange and Nasdaq National
Market equity securities
are valued at the last reported sales price on the primary
exchange on which
they are traded. Securities traded in the over-the-counter
market (including
securities listed on exchanges whose primary market is
believed to be
over-the-counter) and listed securities for which no sale
was reported on that
date are valued on the basis of valuations provided by an
independent pricing
agent or principal market maker.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value. Repurchase Agreement: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund's
policy that its
custodian or designated subcustodians under triparty
repurchase agreements, as
the case may be, take possession of the underlying
collateral securities, the
value of which exceeds the principal amount of the
repurchase transaction,
including accrued interest. If the seller defaults and the
value of the
collateral declines or if bankruptcy proceedings are
commenced with respect to
the seller of the security, realization of the collateral by the Fund may be
delayed or limited.
All securities are valued as of 4:15 p.m., New York time. Foreign Currency Translation: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are
translated into United
States dollars on the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
current rate of exchange.
(ii) purchases and sales of investment securities, income
and expenses--at the
rates of exchange prevailing on the respective dates of such transactions.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Dividend income is recorded on the
ex-dividend date and interest income is recorded on the
accrual basis. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Dividends and Distributions: Dividends from net investment
income are declared
and paid semi-annually. The Fund will distribute at least
annually net capital
gains in excess of capital loss carryforwards, if any.
Dividends and
distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: It is the Fund's policy to meet the requirements of
the Internal Revenue
Code applicable to regulated investment companies and to
distribute all of its
taxable net income and net capital gains, if any, to its
shareholders.
Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax
rules and rates.
Offering and Organization Expenses: Approximately $96,000
were incurred and
expensed in connection with the organization of the Fund.
Offering cost of
approximately $67,000 are being amortized ratably over a
period of twelve months
from the date the Fund commenced investment operations. Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants, Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income;
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income by
$1,752,081, increase accumulated net realized loss on
investments by $101,689
and decrease paid-in capital in excess of par
------------------------------------------------------------
--------------------
                                       8

Notes to Financial Statements
PRUDENTIAL 20/20 FOCUS FUND
------------------------------------------------------------
--------------------
by $1,650,392 due to a net operating loss and a tax return
of capital
distribution for the period ended January 31, 1999. Net
investment income, net
realized gains and net assets were not affected by this
change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadvisers'
performance of such
services. PIFM has entered into subadvisory agreements with
The Prudential
Investment Corporation ('PIC') and Jennison Associates LLC
('Jennison'). Each
subadviser furnishes investment advisory services in
connection with the
management of the Fund. PIFM pays for the cost of the
Subadviser's services, the
compensation of officers of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses. Each
of the two Subadvisers manages approximately 50% of the
assets of the Fund. In
general, in order to maintain an approximately equal
division of assets between
the two Subadvisers, all daily cash inflows (i.e.,
subscriptions and reinvested
distributions) and outflows (i.e., redemptions and expense
items) will be
divided between the two Subadvisers as PIFM deems
appropriate. In addition,
there will be periodic rebalancing of the portfolio's assets to take account of
market fluctuations in order to maintain the approximately
equal allocation. As
a consequence, the portfolio will allocate assets from the
better performing of
the two Subadvisers to the other.
The management fee paid to PIFM is computed daily and
payable monthly, at an
annual rate of .75 of 1% of the Fund's average daily net
assets. PIC is
reimbursed by PIFM for its reasonable costs and expenses
incurred in providing
services to a portion of the Fund's assets. Jennison is
compensated by PIFM for
its services at the rate of .30 of 1% of the average daily
net assets of the
portion of the Fund that Jennison manages up to and
including $300 million and
 .25 of 1% of such average daily net assets in excess of $300 million.
The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS'), which acts as the distributor of the
Class A, Class B,
Class C and Class Z shares of the Fund. The Fund compensates
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution (the 'Class A, B and C
Plans'), regardless of
expenses actually incurred by them. The distribution fees
for Class A, B and C
shares are accrued daily and payable monthly. No
distribution or service fees
are paid to PIMS as distributor of the Class Z shares of the
Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Class A, Class B and Class C Plans
were .25%, 1% and 1%,
respectively, of the average daily net assets of Class A,
Class B and Class C
shares for the period ended January 31, 1999.
PIMS has advised the Fund that it has received approximately
$4,479,000 and
$61,000 in front-end sales charges resulting from sales of
Class A and Class C
shares, respectively, during the period ended January 31,
1999. From these fees,
PIMS paid such sales charges to dealers (Prudential
Securities Incorporated and
PRUCO Securities Corporation), which in turn paid
commissions to salespersons.
PIMS has advised the Fund that it has received approximately
$470,500 and
$52,400 in contingent deferred sales charges imposed upon
certain redemptions by
Class B and Class C shareholders, respectively.
PIFM, PIMS, PIC and Jennison are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America ('Prudential').
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement
during the period
ended January 31, 1999. The Funds pay a commitment fee at an annual rate of .055
of 1% on the unused portion of the credit facility. The
commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
The Agreement
expired on February 28, 1999 and has been extended through
March 12, 1999, under
the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the period
ended January 31,
1999, the Fund incurred fees of approximately $360,000 for
the services of PMFS.
As of January 31, 1999, approximately $58,000 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
For the period ended January 31, 1999, Prudential Securities
Incorporated, an
indirect wholly owned subsidiary of Prudential, earned
$41,267
------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements
PRUDENTIAL 20/20 FOCUS FUND
------------------------------------------------------------
--------------------
in brokerage commissions from portfolio transactions
executed on behalf of the
Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the period ended January 31, 1999 aggregated
$961,790,152 and $371,510,044,
respectively.
The federal income tax basis of the Fund's investments at
January 31, 1999 was
$632,125,580 and, accordingly, net unrealized appreciation
for federal income
tax purposes was $92,901,996 (gross unrealized appreciation-
-$133,748,337; gross
unrealized depreciation--$40,846,341).
For federal income tax purposes, the Fund had a capital loss carryforward as of
January 31, 1999, of approximately $3,039,528 which expires
in 2007.
Accordingly, no capital gains distributions are expected to
be paid to
shareholders until future net gains have been realized in
excess of such
carryforward.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government or federal agency obligations. As of January 31, 1999, the
Fund had a 5% undivided interest in repurchase agreements in the joint account.
The undivided interest for the Fund represented $33,909,000 in principal amount.
As of such date, each repurchase agreement in the joint account and the value of the collateral therefor was as follows:
Bear, Stearns & Co., Inc., 4.75%, dated 1/29/99, in the principal amount of
$200,000,000, repurchase price $200,079,167, due 2/1/99. The value of the
collateral including accrued interest is $206,615,704. Salomon Smith Barney, Inc., 4.73%, dated 1/29/99, in the principal amount of
$200,000,000, repurchase price $200,078,833, due 2/1/99. The value of the
collateral including accrued interest is $204,209,880. Morgan, (J.P.) Securities, Inc., 4.72%, dated 1/29/99, in the principal amount of $200,000,000, repurchase price $200,078,667, due 2/1/99.
The value of the
collateral including accrued interest is $204,000,313.
SBC Warburg Dillon Read, Inc., 4.62%, dated 1/29/99, in the principal amount of
$80,255,000, repurchase price $80,285,898, due 2/1/99. The
value of the
collateral including accrued interest is $81,862,553.
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year.
Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and
Class Z.
Transactions in shares of beneficial interest were as follows:

Class A                                  Shares
Amount
-------------------------------------  ----------   --------
----
July 1, 1998(a) through
  January 31, 1999:
Shares sold..........................  16,742,582
$167,315,504
Shares issued in reinvestment of
  dividends..........................      33,206
338,369
Shares reacquired....................  (2,906,652)
(28,864,601)
                                       ----------   --------
----
Net increase in shares outstanding
  before conversion..................  13,869,136
138,789,272
Shares issued upon conversion from
  Class B............................      30,475
305,798
                                       ----------   --------
----
Net increase in shares outstanding...  13,899,611
$139,095,070
                                       ----------   --------
----
                                       ----------   --------
----
Class B
-------------------------------------
July 1, 1998(a) through
  January 31, 1999:
Shares sold..........................  41,599,322
$415,817,933
Shares issued in reinvestment of
  dividends..........................       3,323
33,793
Shares reacquired....................  (2,836,718)
(27,718,475)
                                       ----------   --------
----
Net increase in shares outstanding
  before conversion..................  38,765,927
388,133,251
Shares reacquired upon conversion
  into Class A.......................     (30,407)
(305,798)
                                       ----------   --------
----
Net increase in shares outstanding...  38,735,520
$387,827,453
                                       ----------   --------
----
                                       ----------   --------
----

------------------------------------------------------------
--------------------
Notes to Financial Statements
PRUDENTIAL 20/20 FOCUS FUND
------------------------------------------------------------
--------------------

Class C                                  Shares
Amount
-------------------------------------  ----------   --------
----
July 1, 1998(a) through
  January 31, 1999:
Shares sold..........................   7,993,762   $
80,272,330
Shares issued in reinvestment of
  dividends..........................         630
6,403
Shares reacquired....................    (917,747)
(8,944,615)
                                       ----------   --------
----
Net increase in shares outstanding...   7,076,645   $
71,334,118
                                       ----------   --------
----
                                       ----------   --------
----
Class Z
-------------------------------------
July 1, 1998(a) through
  January 31, 1999:
Shares sold..........................   2,526,447   $
26,371,270
Shares issued in reinvestment of
  dividends..........................       4,323
44,007
Shares reacquired....................    (541,104)
(5,426,764)
                                       ----------   --------
----
Net increase in shares outstanding...   1,989,666   $
20,988,513
                                       ----------   --------
----
                                       ----------   --------
----

---------------
(a) Commencement of offering of Class A, B, C and Z shares.
------------------------------------------------------------
--------------------
                                       11

Financial Highlights
PRUDENTIAL 20/20 FOCUS FUND
------------------------------------------------------------
--------------------

                                                      Class
A              Class B              Class C
Class Z
                                                  ----------
------     ----------------     ----------------     -------
---------
                                                  July 1,
1998(a)      July 1, 1998(a)      July 1, 1998(a)      July
1, 1998(a)

Through              Through              Through
Through
                                                    January
31,          January 31,          January 31,
January 31,

1999(e)              1999(e)              1999(e)
1999(e)
                                                  ----------
------     ----------------     ----------------     -------
---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........        $
10.00             $  10.00             $  10.00
$  10.00
                                                       -----
--              -------               ------               -
-----
Income from investment operations
Net investment income (loss)..................
 .01                 (.04)                (.03)
 .02
Net realized and unrealized gain on
   investments and foreign currencies.........
1.51                 1.50                 1.49
1.51
                                                       -----
--              -------               ------               -
-----
   Total from investment operations...........
1.52                 1.46                 1.46
1.53
                                                       -----
--              -------               ------               -
-----
Less distributions:
Tax return of capital distribution............
(.03)                  --(d)                --(d)
(.04)
                                                       -----
--              -------               ------               -
-----
Net asset value, end of period................        $
11.49             $  11.46             $  11.46
$  11.49
                                                       -----
--              -------               ------               -
-----
                                                       -----
--              -------               ------               -
-----
TOTAL RETURN(b):..............................
15.19%               14.61%               14.61%
15.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$159,777             $443,798             $ 81,100
$ 22,882
Average net assets (000)......................
$131,335             $334,157             $ 64,848
$ 12,905
Ratios to average net assets:
   Expenses, including distribution fees(c)...
1.32%                2.07%                2.07%
1.07%
   Expenses, excluding distribution fees(c)...
1.07%                1.07%                1.07%
1.07%
   Net investment income (loss)(c)............
 .13%                (.62)%               (.62)%
 .38%
For Class A, B, C and Z shares
Portfolio turnover............................
70%

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported. Total returns for
periods of less than one
    full year are not annualized.
(c) Annualized.
(d) Less than .005 per share.
(e) Calculations are made based on average month-end shares
outstanding during
the period.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Report of Independent Accountants
PRUDENTIAL 20/20 FOCUS FUND
------------------------------------------------------------
--------------------
The Shareholders and Board of Trustees of
Prudential 20/20 Focus Fund:
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential 20/20 Focus Fund (the
'Fund') at January 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period July 1, 1998
(commencement of operations) through January 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
March 19, 1999
------------------------------------------------------------
--------------------
                                       13

Getting The Most From Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable.
These
annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "At A Glance" page where we compare the
Fund and the comparable average calculated by Lipper
Analytical
Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio
Manager's
Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential Mutual Funds prices securities.
The Notes
also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing.
A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Comparing A $10,000 Investment.
---------------------------------------------------
Prudential 20/20 Focus Fund vs. the S&P 500 Index.

/ / Prudential 20/20 Focus Fund
--  S&P 500 Index

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

These graphs compare a $10,000 investment in the Prudential
20/20
Focus Fund (Class A, B, C, and Z shares) with a similar investment in the Standard & Poor's 500 Composite Stock Price Index (S&P 500
Index) by portraying the account values at the commencement of operations of Class A, B, C, and Z shares, and at the end of the fiscal year (January 31), as measured on a quarterly basis, beginning in 1998 for Class A, B, C, and Z shares. For purposes of the graphs, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charges were deducted from the initial $10,000 investment in Class A and Class C shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in
Class B and Class C shares, assuming full redemption on January
31, 1999; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.
Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class
Z shares are not subject to a sales charge or distribution fee.
Since the Fund has been in existence less than one year, no average annual total returns are presented.

The S&P 500 Index is a market capitalization-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.
The S&P 500 Index is an unmanaged index. The total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The S&P 500 Index is not the only index that may be used to characterize performance of equity funds. The securities in the S&P 500 Index may differ substantially from the securities in the Fund. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

These graphs are furnished to you in accordance with SEC regulations.

Class A       (GRAPH)

Class B       (GRAPH)

Class C       (GRAPH)

Class Z       (GRAPH)

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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